Financial and capital risks management (Credit risk) (Detail) - Singapore segment [member] ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) kWh	Dec. 31, 2017 CNY (¥)
Financial and capital risks management [line items]
Minimum monthly consumption of electricity of retail customer | kWh	2,000
Cash deposits held by Singapore subsidiaries | ¥	¥ 164,850	¥ 161,370